Business Combinations - Schedule of Summarizes the Purchase Price Allocation (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Aug. 01, 2025
Schedule of Summarizes the Purchase Price Allocation [Line Items]
Cash and cash equivalents		$ 1,094,000
Accounts receivables, net		37,334,000
Due from related party		1,358,000
Prepaid expenses and other current assets		482,000
Deferred tax assets		42,000
Intangible assets:
Goodwill		35,487,000
Other receivable, related party	$ 416,000	417,095
Accounts payable		(32,402,000)
Accrued expenses and other current liabilities		(825,000)
Accounts receivable financing facility		(12,342,000)
Deferred tax liability- Intangible asset		(2,238,000)
Due to related party		(7,277,000)
Purchase price consideration		34,513,000
42 Telecom
Schedule of Summarizes the Purchase Price Allocation [Line Items]
Cash and cash equivalents			$ 276,000
Restricted cash			21,000
Accounts receivables, net			1,271,000
Contract assets			833,000
Prepaid expenses and other current assets			424,000
Property, plant and equipment, net			112,000
Capital work-in-progress			279,000
Intangible assets:
Intangible assets	3,268,000	9,500,000
Goodwill			12,520,000
Other receivable, related party			417,000
Right of use asset			191,000
Accounts payable			(1,289,000)
Accrued expenses and other current liabilities			(741,000)
Contract liabilities			(251,000)
Operating lease liability			(180,000)
Loan payable			(1,000)
Deferred tax liability- Intangible asset		3,268,425	(3,268,000)
Deferred tax liability - pre existing temporary differences			(114,000)
Purchase price consideration	$ 20,000,000	20,000,000	20,000,000
42 Telecom | Developed technology [Member]
Intangible assets:
Intangible assets		5,800,000	5,800,000
42 Telecom | Customer relationships [Member]
Intangible assets:
Intangible assets		3,100,000	3,100,000
42 Telecom | Tradename [Member]
Intangible assets:
Intangible assets		600,000	$ 600,000
Customer relationships [Member]
Intangible assets:
Intangible assets		10,700,000
Tradename [Member]
Intangible assets:
Intangible assets		$ 3,100,000